UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock
Strategic Municipal Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 12.2%	Alabama State Public School and College Authority, Capital
	Improvement Revenue Bonds, Series C, 5.75%, 7/01/18	$ 7,000	$ 7,178,360
	Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding
	Bonds (Champion International Corporation Project), AMT, Series A,
	6.70%, 11/01/29	3,000	2,046,780
			9,225,140
Arizona - 3.5%	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,	1,455	886,735
	5%, 12/01/32
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,	1,890	1,107,124
	5%, 12/01/37
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 6.25%, 5/01/15	210	179,852
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 7%, 5/01/20	210	172,475
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 7.25%, 5/01/27	420	332,699
			2,678,885
California - 18.1%	California County Tobacco Securitization Agency, Tobacco Revenue
	Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C,
	6.30%, 6/01/55 (a)	3,095	18,044
	California Educational Facilities Authority Revenue Bonds (University
	of Southern California), Series A, 5.25%, 10/01/39	860	868,970
	California State, GO, 5%, 3/01/33 (b)	5,000	4,369,050
	California State, GO, 6.50%, 4/01/33	650	684,164
	Los Angeles, California, Unified School District, GO, Series D, 5%,
	7/01/26	1,585	1,554,362
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	1,835	1,631,333
	West Valley Mission Community College District, California, GO
	(Election of 2004), Series A, 4.75%, 8/01/30 (c)	5,000	4,580,850
			13,706,773
Colorado - 6.7%	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), 5.20%, 3/01/31 (c)	240	210,132
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (c)	485	418,245
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (c)	850	723,520

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
CABS	Capital Appreciation Bonds	HFA	Housing Finance Agency
EDA	Economic Development Authority	IDA	Industrial Development Authority
EDR	Economic Development Revenue Bonds	IDB	Industrial Development Board
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
		S/F	Single-Family

BlackRock Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Colorado Springs, Colorado, Utilities System Improvement Revenue
	Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (c)	$ 445	$416,022
	Northwest Parkway Public Highway Authority, Colorado, Senior
	Revenue Bonds, CABS, Series B, 6.301%, 6/15/11 (a)(c)(d)	10,000	3,001,800
	Park Creek Metropolitan District, Colorado, Senior Limited Tax
	Supported Revenue Refunding Bonds, 5.50%, 12/01/37	440	329,450
			5,099,169
Connecticut - 5.3%	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue
	Refunding Bonds, Sub-Series A, 5.50%, 9/01/28	1,500	761,250
	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue
	Refunding Bonds, Sub-Series B, 5.75%, 9/01/27 (e)	6,000	3,224,340
			3,985,590
Florida - 11.3%	Arborwood Community Development District, Florida, Capital
	Improvement Special Assessment Bonds (Master Infrastructure
	Projects), Series B, 5.10%, 5/01/14	1,545	1,258,959
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding
	Bonds, Series A, 5%, 6/01/38	1,050	723,261
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
	(National Gypsum Company), AMT, Series A, 7.125%, 4/01/30	3,300	1,553,409
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), Series A, 5%, 8/15/37	715	540,368
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
	11/15/21	1,580	1,168,758
	Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 4.75%, 10/01/32 (f)	2,640	2,308,178
	Sumter Landing Community Development District, Florida,
	Recreational Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	1,585	970,353
			8,523,286
Illinois - 8.2%	CenterPoint Intermodal Center Program Trust, Illinois, Tax Allocation
	Bonds, Class A, 8%, 6/15/23 (e)	850	655,605
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern
	University), 5%, 12/01/33	5,000	5,036,900
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	295	163,489
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
	Project), Series A, 7%, 12/01/37	575	342,895
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (g)(h)	300	29,499
			6,228,388
Kentucky - 8.4%	Kentucky Economic Development Finance Authority, Health System
	Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 6.201%,
	10/01/24 (a)(i)	17,780	6,346,393
Louisiana - 1.6%	Saint Tammany Parish, Louisiana, Financing Authority, S/F
	Mortgage Revenue Bonds (Home Ownership Program),
	Series A, 5.25%, 12/01/39 (j)(k)(l)	1,241	1,179,680

2

BlackRock Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Maryland - 2.7%	Maryland State Community Development Administration, Department
	of Housing and Community Development, Residential Revenue
	Refunding Bonds, AMT, Series A, 4.70%, 9/01/37	$ 2,500	$ 2,088,825
Michigan - 0.7%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Henry Ford Health System), Series A, 5.25%, 11/15/46	730	534,521
Missouri - 7.7%	Missouri Joint Municipal Electric Utility Commission, Power Project
	Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (i)	2,385	1,608,659
	Missouri State Health and Educational Facilities Authority, Health
	Facilities Revenue Refunding Bonds (Saint Anthony's Medical Center),
	6.125%, 12/01/10 (d)	2,000	2,190,500
	Missouri State Housing Development Commission, S/F Mortgage Revenue
	Refunding Bonds (Homeownership Loan Program), AMT, Series B-1,
	5.05%, 3/01/38 (j)(k)(l)	2,050	2,004,490
			5,803,649
Nevada - 1.0%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of
	Nevada Project), 5%, 5/15/29	905	792,346
New Jersey - 3.0%	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B,
	6.25%, 1/01/37	645	343,243
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	2,480	1,934,326
			2,277,569
New York - 4.9%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35	315	195,650
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 7.75%, 8/01/31	4,395	2,979,634
	New York City, New York, City Municipal Water Finance Authority,
	Second General Resolution, Water and Sewer System Revenue Bonds,
	Series FF-2, 5.50%, 6/15/40	520	534,056
			3,709,340
Ohio - 3.4%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,880	1,103,015
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Dayton Power and Light Company Project), Series B, 4.80%,
	1/01/34 (m)(n)	1,500	1,476,405
			2,579,420
Oklahoma - 1.3%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds,
	Series A, 7.75%, 6/01/35	1,225	964,908
Pennsylvania - 9.5%	Allegheny County, Pennsylvania, Hospital Development
	Authority, Revenue Refunding Bonds (West Penn Allegheny
	Health System), Series A, 5%, 11/15/13	1,750	1,457,190
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.50%,
	11/01/16	1,000	963,500
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.125%,
	11/01/21	700	594,559

3

BlackRock Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.25%,
	11/01/31	$ 1,000	$740,760
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%,
	12/01/36	2,745	2,314,062
	Pennsylvania Economic Development Financing Authority, Resource
	Recovery Revenue Refunding Bonds (Colver Project), AMT, Series G,
	5.125%, 12/01/15	900	712,818
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Series 97A, 4.60%, 10/01/27	420	355,660
	Washington County, Pennsylvania, Capital Funding Authority Revenue
	Bonds (Capital Projects and Equipment Program),
	6.15%, 12/01/29 (o)	35	28,683
			7,167,232
South Carolina - 3.9%	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 7%, 8/01/13 (d)	2,500	2,983,169
South Dakota - 1.0%	South Dakota State Health and Educational Facilities Authority
	Revenue Bonds (Sanford Health), 5%, 11/01/40	910	787,468
Tennessee - 2.6%	Memphis-Shelby County, Tennessee, Airport Authority, Airport
	Revenue Bonds, AMT, Series D, 6%, 3/01/24 (o)	2,000	1,953,700
Texas - 18.6%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
	LLC Project), AMT, Series A, 8.25%, 10/01/30	730	393,660
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
	Project), AMT, Series C, 5.75%, 5/01/36	730	449,519
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Senior Lien, Series A, 6.172%, 11/15/38 (a)(i)	4,750	453,340
	Houston, Texas, Combined Utility System, First Lien Revenue
	Refunding Bonds, Series A, 6%, 11/15/35 (p)	2,730	2,847,608
	La Joya, Texas, Independent School District, GO, 5%, 2/15/34	4,060	4,063,248
	Montgomery County, Texas, Municipal Utility District Number 46,
	Waterworks and Sewer System, GO, 4.75%, 3/01/30 (i)	295	272,170
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	Second Tier, Series F, 6.125%, 1/01/31	2,025	1,946,086
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.054%, 8/15/31 (a)(o)	15,000	3,142,500
	Texas State, Water Financial Assistance, GO, Refunding, 5.75%,
	8/01/22	500	517,020
			14,085,151
Washington - 1.8%	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
	1/01/36 (c)	620	610,068
	Washington State Health Care Facilities Authority, Revenue Refunding
	Bonds (Providence Health System), Series A, 4.625%,
	10/01/34 (i)(n)	915	744,590
			1,354,658

4

BlackRock Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Wisconsin - 7.0%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Ascension Health), Series A, 5%, 11/15/31	$ 4,665	$ 4,285,782
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	1,375	1,028,514
			5,314,296
Multi-State - 6.5%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (e)(q)	2,000	2,106,880
	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (e)(q)	4,000	2,799,400
			4,906,280
	Total Municipal Bonds - 150.9%		114,275,836
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (r)
Alabama - 0.9%	Birmingham, Alabama, Special Care Facilities Financing Authority,
	Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%,
	11/15/36	760	715,233
Colorado - 2.4%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41(c)	1,210	1,113,152
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-7, 5%, 9/01/36 (c)	780	718,871
			1,832,023
Connecticut - 4.2%	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series T-1, 4.70%, 7/01/29	1,580	1,596,258
	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series X-3, 4.85%, 7/01/37	1,540	1,545,082
			3,141,340
Illinois - 1.9%	Chicago, Illinois, Housing Authority, Capital Program Revenue
	Refunding Bonds, 5%, 7/01/24 (c)	1,424	1,398,995
Massachusetts - 2.5%	Massachusetts State Water Resource Authority, General Revenue
	Refunding Bonds, Series A, 5%, 8/01/41	1,980	1,897,276
Tennessee - 1.6%	Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Saint Jude Children's
	Research Hospital), 5%, 7/01/31	1,280	1,244,736
Virginia - 3.9%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	1,800	1,825,002
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.35%, 7/01/31 (i)	1,125	1,125,844
			2,950,846
Washington - 1.2%	Central Puget Sound Regional Transportation Authority, Washington,
	Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (c)	900	891,170
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 18.6%		14,071,619
	Total Long-Term Investments (Cost - $150,585,499) - 169.5%		128,347,455
	Short-Term Securities	Shares
Money Market	FFI Institutional Tax-Exempt Fund, 0.61% (s)(t)	5,001,391	5,001,391
Funds - 6.6%
	Total Short-Term Securities (Cost - $5,001,391) - 6.6%		5,001,391

5

BlackRock Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Value
Total Investments (Cost - $155,586,890*) - 176.1%	$133,348,846
Liabilities in Excess of Other Assets - (2.7)%	(2,067,459)
Liability for Trust Certificates, Including Interest and Expense
and Fees Payable - (10.3)%	(7,782,903)
Preferred Shares, at Redemption Value - (63.1)%	(47,755,856)
Net Assets Applicable to Common Shares - 100.0%	$75,742,628

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$147,607,235
Gross unrealized appreciation	$1,630,520
Gross unrealized depreciation	(23,652,867)
Net unrealized depreciation	$(22,022,347)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) CIFG Insured.

(c) FSA Insured.

(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) XL Capital Insured.

(g) Issuer filed for bankruptcy and/or is in default of interest payments.

(h) Non-income producing security.

(i) NPFGC Insured.

(j) FHLMC Collateralized.

(k) FNMA Collateralized.

(l) GNMA Collateralized.

(m) BHAC Insured.

(n) FGIC Insured.

(o) AMBAC Insured.

(p) Assured Guaranty Insured.

(q) Security represents a beneficial interest in a Trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(r) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(s) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	1,698,300	$5,361

(t) Represents the current yield as of report date.

BlackRock Strategic Municipal Trust
Schedule of Investments March 31, 2009 (Unaudited)
• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.
157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$5,001,391
Level 2	128,347,455
Level 3	-
Total	$133,348,846

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Strategic Municipal Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: May 20, 2009